Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	HLTH
Entity Registrant Name	Nobilis Health Corp.
Entity Central Index Key	0001409916
Entity Filer Category	Smaller Reporting Company